Document and Entity Information	Dec. 14, 2020
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AutoNation, Inc., a Delaware corporation (the “Company”), is filing this Form 8-K/A as an amendment to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission on December 15, 2020 (the “Original Filing”) solely to include Cover Page Interactive Date File, which was inadvertently omitted in the Original Filing. No other changes have been made to the Original Filing.
Document Period End Date	Dec. 14, 2020
Entity Registrant Name	AUTONATION, INC.
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0000350698
Entity File Number	1-13107
Entity Tax Identification Number	73-1105145
Entity Address, Address Line One	200 SW 1st Ave
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	769-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false